Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 145.2%
Alabama — 3.5%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$710,000	$717,403 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	1,050,000	1,114,686 (a)(b)
Series F	5.500%	12/1/28	2,250,000	2,378,884 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	900,000	903,123 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,520,186
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,500,000	3,513,084
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,110,000	2,151,292
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	1,670,000	1,514,963 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	1,250,000	1,087,867 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	2,000,000	2,130,935
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	3,050,000	3,197,130 (a)(b)
Total Alabama				20,229,553
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/38	750,000	767,347
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,300,000	1,262,430 (c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	750,000	604,891
Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	1,522,598
Total Alaska				4,157,266
Arizona — 5.2%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	689,239
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,750,000	1,767,775 (a)(b)
Intel Corp. Project	4.100%	6/15/28	1,300,000	1,311,772 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,400,000	3,435,179 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	1,225,000	1,229,565 (d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	757,060
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,114,863
Series 2007	5.000%	12/1/32	12,000,000	12,957,576
Series 2007	5.000%	12/1/37	5,500,000	5,753,696
Total Arizona				30,016,725
Arkansas — 0.2%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	1,050,000	1,056,713 (c)
California — 17.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AG	5.000%	10/1/52	2,650,000	2,670,653
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$2,250,000	$2,284,913
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	850,000	860,750 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	8,500,000	8,877,368 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	3,100,000	3,271,226 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	1,500,000	1,594,510 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	7,400,000	7,934,514 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	3,200,000	3,480,770 (a)(b)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	492,199
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,400,000	4,287,391 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	13,500,000	12,819,562 (c)(d)
Folsom Cordova, CA, USD:
School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/37	1,730,000	1,948,194
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/37	2,175,000	2,449,319
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/38	1,795,000	1,992,794
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	800,000	778,888 (c)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	500,000	482,832 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	500,000	507,248 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,000,000	1,696,806 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	2,000,000	2,001,597
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series A	5.000%	7/1/48	2,000,000	1,979,689
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,100,930
Series B	7.000%	11/1/34	2,490,000	2,977,060
Series B	6.500%	11/1/39	8,000,000	9,509,060
Series C	6.500%	11/1/39	2,000,000	2,377,265
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	545,000	575,713
Community Facilities District No 2003-1	5.750%	9/1/52	1,400,000	1,423,528
Community Facilities District No 2023-1	5.625%	9/1/53	1,070,000	1,085,563
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	1,500,000	1,487,295 (c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	10,635,000	10,443,889 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,477,093 (c)
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	505,678
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	800,000	758,309
Tulare, CA, Sewer Revenue, Refunding, AG	5.000%	11/15/41	2,000,000	2,003,085
Total California				101,135,691
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Colorado — 6.2%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.750%	12/1/46	$1,000,000	$999,944
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,606,471
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	1,300,000	1,309,361 (a)(b)
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	2,500,000	2,065,741
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	2,200,000	2,066,778
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	800,000	750,297
Denver, CO, Airport System Revenue:
Series C	6.125%	11/15/25	3,235,000	3,253,058 (c)(e)
Subordinated, Series B, Refunding	5.250%	11/15/34	3,000,000	3,328,386 (c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	15,700,000	18,467,338
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	1,750,000	1,859,995 (d)
Total Colorado				35,707,369
Connecticut — 0.3%
Connecticut State, GO, Series A	4.000%	4/15/37	500,000	500,558
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	1,150,000	1,152,328 (d)
Total Connecticut				1,652,886
Delaware — 0.1%

Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	465,581
District of Columbia — 1.2%
District of Columbia Revenue:
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	810,192
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,641,530
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	1,500,000	1,621,883 (c)
Series A, Refunding	5.000%	10/1/30	1,500,000	1,639,940 (c)
Total District of Columbia				6,713,545
Florida — 7.4%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	1,600,000	1,573,066 (c)
Series A	5.000%	10/1/45	1,000,000	985,077 (c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	416,260 (c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	715,000	715,134 (d)
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/53	5,900,000	5,611,168 (c)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	741,317
Series A, Refunding	5.000%	10/1/30	2,410,000	2,414,289
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	900,000	768,181
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	500,000	500,078 (c)
Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,474,749 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	$1,250,000	$1,238,507 (c)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/41	3,000,000	3,000,376
Miami-Dade County, FL, Expressway Authority, Series A, Refunding	5.000%	7/1/40	9,000,000	8,983,695
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	2,000,000	1,945,105 (c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	2,500,000	2,482,463 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	1,300,000	1,280,734
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	1,150,000	1,039,642
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	719,414
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,850,000	2,677,607
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	650,000	567,057
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AG	5.750%	9/1/54	2,175,000	2,271,883
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	1,000,000	997,442
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.800%	5/1/55	800,000	714,581 (d)
Total Florida				43,117,825
Georgia — 1.5%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	1,250,000	1,215,875
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	1,150,000	1,161,060
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	750,000	762,599
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	1,295,000	1,240,378
Project One, Series A, Refunding	5.000%	1/1/50	1,250,000	1,235,519
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,450,000	1,448,547
Series C	5.000%	9/1/30	1,600,000	1,699,041 (a)(b)
Total Georgia				8,763,019
Guam — 0.2%

Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	1,230,000	1,212,536
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	2,000,000	1,607,628
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	700,000	787,355
Total Hawaii				2,394,983
Idaho — 0.2%

Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,072,195
Illinois — 17.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	2,000,000	1,950,627
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	$3,000,000	$3,044,719
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	100,320
Dedicated, Series G, Refunding	5.000%	12/1/44	750,000	653,679
Dedicated, Series H	5.000%	12/1/36	500,000	493,482
Dedicated, Series H	5.000%	12/1/46	5,400,000	4,613,543
Series D	5.000%	12/1/46	8,435,000	7,206,526
Chicago, IL, GO:
Series A	5.500%	1/1/35	1,000,000	1,031,171
Series A	5.500%	1/1/49	1,000,000	956,456
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,250,000	1,250,427
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,469,863 (c)
Senior Lien, Series D	5.000%	1/1/47	500,000	500,170
Senior Lien, Series D	5.000%	1/1/52	500,000	497,949
Series C, Refunding	5.000%	1/1/43	750,000	742,409 (c)
TrIPS Obligated Group	5.000%	7/1/48	900,000	851,313 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,250,000	1,214,432
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	501,074
Second Lien, Series A, Refunding	4.000%	12/1/55	1,900,000	1,541,862
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	2,700,000	2,683,474
Second Lien, Series A, AG	5.250%	1/1/53	500,000	507,074
Second Lien, Series B, Refunding	5.000%	1/1/38	1,500,000	1,517,093
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	1,887,921
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/33	1,290,000	1,328,038
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/37	3,610,000	3,660,326
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/38	2,000,000	2,020,630
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	2,500,000	2,270,685
Illinois State Finance Authority Revenue:
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	2,400,000	2,200,397
Surface Freight Transfer Facilites, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	2,100,000	2,102,861 (a)(b)(c)(d)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	446,219
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	791,662
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	268,122
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	4,000,000	3,510,687
Illinois State, GO:
Series 2016	5.000%	1/1/33	2,000,000	2,009,770
Series 2016	5.000%	11/1/33	3,000,000	3,046,238
Series 2016, Refunding	5.000%	2/1/29	2,100,000	2,168,685
Series A	5.000%	3/1/34	2,000,000	2,144,109
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series A	5.000%	5/1/36	$940,000	$960,385
Series A	5.000%	3/1/37	750,000	781,618
Series A	5.000%	5/1/39	2,600,000	2,622,443
Series A	5.000%	3/1/46	2,250,000	2,184,937
Series A, Refunding	5.000%	10/1/29	5,095,000	5,437,047
Series A, Refunding	5.000%	10/1/30	500,000	530,279
Series C	5.000%	12/1/41	4,000,000	4,051,617
Series D	5.000%	11/1/27	2,400,000	2,518,868
Series D	5.000%	11/1/28	750,000	789,106
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	3,500,000	3,120,335
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,500,000	1,253,916
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	8,150,000	7,810,928
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,507,502
McCormick Place Expansion Project, Series B-1, Refunding, AG	0.000%	6/15/47	3,000,000	968,422
Total Illinois				98,721,416
Indiana — 1.6%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	1,933,770
Marion General Hospital, Series A	4.000%	7/1/45	1,200,000	1,041,415
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	1,150,000	1,177,482
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	1,794,840
Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	836,882
Valparaiso, IN, Exempt Facilities Revenue:
Pratt Paper LLC Project, Refunding	4.500%	1/1/34	1,200,000	1,222,557 (c)
Pratt Paper LLC Project, Refunding	4.875%	1/1/44	1,500,000	1,422,623 (c)
Total Indiana				9,429,569
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	750,000	603,667
Kentucky — 0.4%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	1,000,000	994,399
Kentucky State PEA, Gas Supply Revenue, Series A, Refunding	5.250%	12/1/29	1,200,000	1,278,131 (a)(b)
Total Kentucky				2,272,530
Louisiana — 2.4%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AG	5.000%	4/1/43	2,500,000	2,491,800 (c)
Shreveport, LA, Water & Sewer Revenue, Refunding, AG	5.000%	12/1/34	2,080,000	2,090,279
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	2,250,000	2,235,460 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	4,650,000	4,626,570 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	2,500,000	2,522,802 (a)(b)
Total Louisiana				13,966,911
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maryland — 0.6%
Maryland State EDC, Senior Student Housing Revenue:
Morgan State University Project	4.000%	7/1/40	$500,000	$454,493
Morgan State University Project	5.000%	7/1/50	1,150,000	1,099,066
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,845,000	1,628,872
Total Maryland				3,182,431
Massachusetts — 2.6%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,800,000	1,701,522
International Charter School, Refunding	5.000%	4/15/40	1,875,000	1,776,441
Northeastern University Issue, Refunding	5.000%	10/1/44	2,750,000	2,809,780
UMass Boston Student Housing Project	5.000%	10/1/48	950,000	854,235
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	1,500,000	1,463,172 (c)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,748,234 (c)
Series E	5.000%	7/1/46	5,000,000	4,957,649 (c)
Total Massachusetts				15,311,033
Michigan — 2.9%
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C	5.250%	7/1/53	2,000,000	2,059,891
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/38	1,000,000	1,073,933
Senior Lien, Series A	5.000%	7/1/46	6,790,000	6,798,646
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	979,328 (c)
Michigan State Finance Authority Revenue:
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	1,000,000	1,003,358
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	90,000	86,378
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010 F-4, Refunding	5.000%	11/15/47	3,000,000	3,004,558
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,800,000	1,743,613 (c)
Total Michigan				16,749,705
Missouri — 0.3%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	150,000	145,559
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,600,000	1,598,705
Total Missouri				1,744,264
Nebraska — 0.3%

Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	2,000,000	1,753,662
New Hampshire — 1.8%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	950,000	913,201
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	4,900,000	5,253,890
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Hampshire — continued
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	$4,750,000	$4,458,268
Total New Hampshire				10,625,359
New Jersey — 8.1%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,000,487 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	2,500,000	2,501,501 (c)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	442,971
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,500,000	3,526,910 (c)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,027,898
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	4,285,000	4,289,474 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,007,597
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,500,000	1,500,112
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/39	2,125,000	2,198,318
Transportation Program, Series AA	5.000%	6/15/50	1,195,000	1,343,552 (f)
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,000,000	4,284,371
Transportation Program, Series AA, Refunding	5.000%	6/15/38	3,000,000	3,173,072
Transportation Program, Series AA, Refunding	5.000%	6/15/42	600,000	615,010
Transportation Program, Series AA, Unrefunded	5.000%	6/15/50	4,325,000	4,327,997
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,224,511
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,007,309
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,134,238
Transportation System, Series A, Refunding	4.250%	6/15/40	750,000	714,399
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	4,000,000	4,133,813
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	800,000	792,946
Total New Jersey				47,246,486
New Mexico — 0.4%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	2,200,000	2,347,204 (a)(b)
New York — 24.7%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	1,250,000	1,102,443
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	1,250,000	1,248,123 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	2,000,000	2,003,151
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	4,600,000	3,903,823
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	485,955
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,750,000	1,939,750
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,750,000	1,485,840
Series A-2	5.000%	5/15/30	2,300,000	2,418,775 (a)(b)
Series B, Refunding	5.000%	11/15/37	250,000	252,635
Series C-1, Refunding	5.000%	11/15/33	350,000	356,520
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York City, NY, GO:
Series A	5.000%	8/1/51	$2,500,000	$2,503,703
Subseries A-1	4.000%	8/1/40	1,250,000	1,175,886
Subseries A-1	5.000%	8/1/47	2,070,000	2,070,127
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	900,000	776,053
Yankee Stadium Project, Refunding, AG	4.000%	3/1/45	750,000	671,388
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2017, Series CC-1, Refunding	5.000%	6/15/46	2,000,000	2,005,521
Second General Resolution Fiscal 2018, Series CC	5.000%	6/15/48	600,000	601,584
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	5,800,000	4,995,459
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	2,020,000	2,063,036
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	10,250,000	10,320,222
Subordinated, Subseries F-1	5.000%	5/1/42	3,000,000	3,027,027
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	2,500,000	2,138,101
Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	5,000	5,391 (f)
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series A	5.000%	3/15/45	1,000,000	1,013,048
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	5,000	5,262 (f)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	5,000	5,262 (f)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	2,990,000	3,031,996
Bidding Group 4, Series A, Refunding	4.000%	3/15/45	2,475,000	2,187,937
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,240,000	6,340,486
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	3,100,000	2,927,164
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,240,000	2,176,856 (d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	5,000,000	3,513,328
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,691,291
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,000,000	3,537,503
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	512,947 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	662,261 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	1,777,526 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	2,750,000	2,983,547 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,200,000	2,267,362 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	$1,750,000	$1,520,070 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,150,000	2,184,653 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	6,600,000	6,266,775 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	5,250,000	5,080,051 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	2,160,000	1,954,206
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	850,000	827,085 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	2,000,000	1,707,855 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	850,000	503,789 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,550,000	1,549,922 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	11,850,000	11,224,139 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	3,250,000	2,877,376
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	6,405,871
Consolidated Series 218	4.000%	11/1/47	2,600,000	2,173,586 (c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	854,443 (c)
Consolidated Series 221	4.000%	7/15/55	1,000,000	809,868 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	250,000	250,948
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	8,950,000	8,992,078
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,950,000	1,953,797
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	2,000,000	1,674,757
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	2,500,000	2,510,927
Total New York				143,506,485
North Carolina — 0.8%
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	429,760
The Forest at Duke Project	4.000%	9/1/46	715,000	566,086
The Forest at Duke Project	4.000%	9/1/51	1,000,000	752,600
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	1,500,000	1,490,450
Series A, Refunding	5.000%	7/1/51	1,500,000	1,468,696
Total North Carolina				4,707,592
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	3,550,000	2,539,465
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$3,425,000	$2,771,196
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,950,000	1,861,756 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	720,000	721,835 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,650,000	2,308,208 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,300,000	1,324,457 (a)(b)(c)
Total Ohio				8,987,452
Oklahoma — 0.3%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	1,500,000	1,657,655 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	185,000	200,568 (c)
Total Oklahoma				1,858,223
Oregon — 1.0%
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,100,000	3,146,605 (a)(b)
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,600,000	2,564,495
Total Oregon				5,711,100
Pennsylvania — 6.7%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	500,000	459,769
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/32	250,000	262,411
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/29	225,000	225,109
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/30	775,000	775,317
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding, County GTD	4.750%	5/1/53	2,000,000	1,877,441
Series B, Refunding, County GTD	4.750%	5/1/57	2,500,000	2,344,491
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,446,058
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,000,000	1,005,376 (a)(b)
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	2,200,000	2,214,931 (a)(b)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	850,000	865,733 (a)(b)(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	2,000,000	2,026,628 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	7,200,000	6,926,016 (c)
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B	5.000%	12/1/53	2,900,000	2,868,880 (g)
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/48	2,000,000	2,006,889
Series B	5.000%	12/1/45	2,000,000	2,023,168
Series B, Refunding	5.250%	12/1/47	1,500,000	1,537,573
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Series C, Refunding	4.000%	12/1/51	$2,000,000	$1,684,294
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	500,000	475,209
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	260,128
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	514,620
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	1,758,364
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	800,000	818,670
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	2,280,000	2,325,898
Total Pennsylvania				38,702,973
Puerto Rico — 6.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,840,000	1,896,271 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	4,700,000	4,396,773 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	78,612	55,051
Restructured, Series A-1	5.625%	7/1/27	67,418	69,726
Restructured, Series A-1	5.625%	7/1/29	66,323	70,685
Restructured, Series A-1	5.750%	7/1/31	64,420	70,696
Restructured, Series A-1	4.000%	7/1/33	61,087	59,768
Restructured, Series A-1	4.000%	7/1/35	1,209,908	1,160,150
Restructured, Series A-1	4.000%	7/1/37	4,065,000	3,775,791
Restructured, Series A-1	4.000%	7/1/41	629,073	547,729
Restructured, Series A-1	4.000%	7/1/46	66,635	55,073
Subseries CW	0.000%	11/1/43	252,075	158,492 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,900,000	1,906,750 *(h)
Series A	5.050%	7/1/42	450,000	295,875 *(h)
Series XX	5.250%	7/1/40	4,570,000	3,004,775 *(h)
Series ZZ, Refunding	—	7/1/18	1,550,000	1,015,250 *(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	887,000	835,407
CAB, Restructured, Series A-1	0.000%	7/1/46	7,830,000	2,474,729
Restructured, Series A-1	4.550%	7/1/40	300,000	286,312
Restructured, Series A-1	4.750%	7/1/53	1,230,000	1,104,575
Restructured, Series A-1	5.000%	7/1/58	3,870,000	3,549,789
Restructured, Series A-2	4.329%	7/1/40	8,290,000	7,688,497
Restructured, Series A-2A	4.550%	7/1/40	4,600,000	4,390,119
Total Puerto Rico				38,868,283
South Carolina — 1.0%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.835%	3/1/31	1,250,000	1,290,579 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	2,550,000	2,239,523
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	500,000	510,021 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — continued
Series 2018	5.000%	7/1/48	$1,750,000	$1,711,398 (c)
Total South Carolina				5,751,521
South Dakota — 0.1%

South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	700,000	697,868
Tennessee — 1.3%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	3,250,000	2,774,152
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,550,000	1,530,964
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	2,250,000	2,284,931
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,004,168
Total Tennessee				7,594,215
Texas — 9.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	1,250,000	1,226,315 (d)(g)
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	250,198
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AG	5.000%	2/15/48	1,600,000	1,594,413
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	2,000,000	1,941,958 (c)
Series B	5.000%	11/15/39	3,270,000	3,305,651 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	4,320,000	3,661,004
Central Texas Turnpike System Revenue:
Series C, Refunding	5.000%	8/15/41	750,000	781,075
Series C, Refunding	5.000%	8/15/42	1,000,000	1,034,261
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	3,100,000	2,694,396
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	501,013
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/34	1,555,000	1,649,053 (c)
First Lien, Series A	5.250%	8/1/35	1,250,000	1,333,222 (c)
First Lien, Series A	5.250%	8/1/37	1,250,000	1,307,711 (c)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series A, B and C	5.500%	10/1/36	6,000,000	6,333,185
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	1,650,000	1,824,090 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	4,750,000	4,153,266
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	1,650,000	1,489,668
Houston, TX, GO, Series A	4.125%	3/1/51	1,200,000	1,045,082
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	6,500,000	6,500,129 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	2,100,000	1,803,288 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	1,827,879 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	672,096 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,000,227
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	2,250,000	1,959,050
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	$160,000	$161,891 (c)
Series 2017	5.000%	11/1/36	160,000	161,089 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	800,000	813,454 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AG	5.000%	4/1/46	750,000	738,189
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,300,000	964,799
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	400,000	246,792 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	2,500,000	2,283,093
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	1,650,000	1,694,165 (c)
Total Texas				56,951,702
Utah — 1.4%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,201,995 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	249,709
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	973,154
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,250,000	1,144,530
Series 2021	4.000%	10/15/36	100,000	94,623
Series 2021	4.000%	10/15/38	500,000	459,343
Total Utah				8,123,354
Virginia — 2.6%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	744,270
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	4.750%	7/1/53	1,250,000	1,192,960
Riverside Health System, Series 2023, AG	5.250%	7/1/53	500,000	503,252
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,400,000	1,424,282 (c)(f)
Series B, Refunding	5.000%	7/1/45	2,000,000	2,034,689 (c)(f)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	526,053
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	550,000	575,848
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	3,000,000	3,117,316 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,026,504 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,272,306 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	2,500,000	2,396,656 (c)
Total Virginia				14,814,136
Washington — 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,000,000	857,531 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — continued
Series 2022, Refunding	5.000%	8/1/41	$3,250,000	$3,285,179 (c)
Series C	5.000%	5/1/42	1,500,000	1,498,452 (c)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/40	500,000	457,050
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,031,910
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,449,526
Total Washington				8,579,648
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	750,000	738,031 (a)(b)(c)
Wisconsin — 2.2%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	3,915,146 (c)
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	2,000,000	1,971,343
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	700,000	660,905
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,800,000	1,344,939 (d)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/48	3,000,000	3,001,029
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	1,600,000	1,652,857
Total Wisconsin				12,546,219

Total Municipal Bonds (Cost — $865,261,331)				842,328,391
Municipal Bonds Deposited in Tender Option Bond Trusts(j) — 4.3%
New York — 4.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	6,920,000	7,067,269
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	4.000%	3/15/45	8,480,000	7,496,448
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	10,200,000	10,358,502

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $26,006,322)				24,922,219
Total Investments before Short-Term Investments (Cost — $891,267,653)				867,250,610

Short-Term Investments — 1.1%
Municipal Bonds — 1.1%
Illinois — 0.5%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	3.750%	8/1/43	3,000,000	3,000,000 (k)(l)
Indiana — 0.2%
Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	3.750%	10/1/40	100,000	100,000 (k)(l)
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, Refunding, LOC - TD Bank N.A.	3.900%	11/1/39	1,000,000	1,000,000 (k)(l)
Total Indiana				1,100,000
Massachusetts — 0.2%

Massachusetts State DFA Revenue, Children Hospital Issue, Series U-1, Refunding, LOC - TD Bank N.A.	3.650%	3/1/48	1,500,000	1,500,000 (k)(l)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 0.2%
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	3.900%	11/1/31	$200,000	$200,000 (k)(l)
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	3.150%	3/15/33	500,000	500,000 (c)(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries BB-2, Refunding, SPA - Mizuho Bank Ltd.	3.700%	6/15/44	300,000	300,000 (k)(l)
Total New York				1,000,000
Oregon — 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.800%	8/1/34	100,000	100,000 (k)(l)

Total Short-Term Investments (Cost — $6,700,000)				6,700,000
Total Investments — 150.6% (Cost — $897,967,653)				873,950,610
Variable Rate Demand Preferred Stock, at Liquidation Value — (49.0)%				(284,075,000)
TOB Floating Rate Notes — (2.4)%				(13,955,000)
Other Assets in Excess of Other Liabilities — 0.8%				4,354,878
Total Net Assets Applicable to Common Shareholders — 100.0%				$580,275,488

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	The coupon payment on this security is currently in default as of August 31, 2025.
(i)	The maturity principal is currently in default as of August 31, 2025.
(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(k)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$842,328,391	—	$842,328,391
Municipal Bonds Deposited in Tender Option Bond Trusts	—	24,922,219	—	24,922,219
Total Long-Term Investments	—	867,250,610	—	867,250,610
Short-Term Investments†	—	6,700,000	—	6,700,000
Total Investments	—	$873,950,610	—	$873,950,610

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected in such company for the period ended August 31, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$433,845	433,845	$433,845	433,845

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$241	—	—

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report